                                                                 December, 2000

Dear Shareholder:

  We are pleased to submit to you our report for the year ended October 31, 2000.

  From the beginning of the year, REITs have continued to perform very well, particularly while NASDAQ and some Dow Jones stocks suffered steep declines. "Spirit" management will continue to concentrate on paying a high dividend yield. We believe that REITs will provide a good antidote to NASDAQ market volatility and will continue to pay high dividends.

  We also believe that REITs should continue to show strong earnings and funds from operations growth through the remainder of this year. Fundamental supply/demand factors remain strong, and there is little indication that there will be a severe over-building in any one sector to reduce demand. However, since REITs invest in real properties, their value could be negatively af-fected due to environmental, economic, interest rate fluctuations or other factors, which might hurt the performance of real estate.

  We believe that there will be a continuing appreciation in REIT prices and that this is an excellent time to invest in this sector of the economy.

                                          Sincerely,

                                          /s/ David Lerner
                                          David Lerner
                                          President

Spirit of America Investment Fund, Inc.
Schedule of Investments                                         October 31, 2000
--------------------------------------------------------------------------------

                                                             Shares Market Value
COMMON STOCKS -- 95.79%                                      ------ ------------

Apartments (REITS) -- 16.22%
Amli Residential Properties Trust...........................  8,300 $   191,938
Associated Estates Realty Corporation....................... 42,500     340,000
Camden Property Trust.......................................  8,500     243,313
Cornerstone Realty Income Trust, Inc. ......................  5,000      52,500
Equity Residential Properties Trust.........................  4,300     202,369
Gables Residential Trust.................................... 12,000     306,000
Home Properties of New York, Inc. ..........................  3,300      89,719
Mid-America Apartment Communities, Inc. .................... 14,500     319,000
Summit Properties, Inc. .................................... 18,500     444,000
                                                                    -----------
                                                                      2,188,839
                                                                    -----------

Diversified (REITS) -- 10.85%
BRE Properties, Inc., Cl A..................................  6,300     199,238
Colonial Properties Trust...................................  8,000     196,500
Crescent Real Estate Equities Company....................... 17,300     348,163
Duke-Weeks Realty Corporation...............................  4,000      94,750
Essex Property Trust, Inc. .................................  4,000     208,000
Frontline Cap Group*........................................    640       9,120
Glenborough Realty Trust, Inc. ............................. 20,000     321,250
Hospitality Properties Trust................................  4,000      86,250
Vornado Operating, Inc.*....................................    250       1,125
                                                                    -----------
                                                                      1,464,396
                                                                    -----------

Healthcare (REITS) -- 14.81%
Health Care Property Investors, Inc. ....................... 17,800     522,875
Healthcare Realty Trust, Inc. .............................. 12,500     249,219
Health Care REIT, Inc. ..................................... 24,300     429,806
HRPT Properties Trust....................................... 41,300     265,869
LTC Healthcare, Inc.*.......................................    400         225
LTC Properties, Inc. ....................................... 11,000      38,500
National Health Investors, Inc. ............................ 15,000      93,750
Nationwide Health Properties, Inc. ......................... 21,500     321,156
OMEGA Healthcare Investors, Inc. ...........................  9,000      51,750
Senior Housing Properties Trust.............................  2,700      25,144
                                                                    -----------
                                                                      1,998,294
                                                                    -----------

Industrial (REITS) -- 7.26%
Bedford Property Investors, Inc. ........................... 13,000     255,937
Brandywine Realty Trust..................................... 16,000     306,000
First Industrial Realty Trust, Inc. ........................    900      27,787
ProLogis Trust..............................................  4,600      96,600
Spieker Properties, Inc. ...................................  5,300     293,487
                                                                    -----------
                                                                        979,811
                                                                    -----------

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Schedule of Investments                                         October 31, 2000
--------------------------------------------------------------------------------

                                                             Shares Market Value
COMMON STOCKS -- continued                                   ------ ------------

Internet Content -- 0.01%
VelocityHSI, Inc.* .........................................  1,260 $     1,339
                                                                    -----------

Net Lease (REITS) -- 5.91%
Commercial Net Lease Realty................................. 38,000     384,750
Franchise Finance Corporation of America....................  4,000      81,250
Lexington Corporate Properties Trust........................ 29,100     325,556
RFS Hotel Investors, Inc. ..................................    500       6,438
                                                                    -----------
                                                                        797,994
                                                                    -----------

Office Space (REITS) -- 5.96%
Corporate Office Properties Trust........................... 13,000     126,750
iStar Financial, Inc. ...................................... 10,000     200,000
Kilroy Realty Corporation...................................  5,000     130,312
Mack-Cali Realty Corporation................................  8,600     233,275
Prentiss Properties Trust...................................  4,500     114,187
                                                                    -----------
                                                                        804,524
                                                                    -----------

Regional Malls (REITS) -- 13.05%
CBL & Associates Properties, Inc. ..........................  4,000      92,500
Crown American Realty Trust.................................  6,000      34,125
Glimcher Realty Trust....................................... 30,000     390,000
Macerich Company, The.......................................  4,000      78,500
Mills Corporation........................................... 22,300     380,494
Simon Property Group, Inc. .................................  6,000     133,875
Taubman Centers, Inc. ......................................  2,000      21,875
United Dominion Realty Trust, Inc. ......................... 32,000     336,000
Westfield America, Inc. .................................... 21,000     294,000
                                                                    -----------
                                                                      1,761,369
                                                                    -----------

Shopping Centers (REITS) -- 17.93%
Burnham Pacific Properties, Inc. ........................... 11,000      59,812
Center Trust, Inc. ......................................... 30,000     176,250
Excel Legacy Corporation*...................................  3,300       8,044
Federal Realty Investment Trust.............................  4,300      82,775
First Washington Realty Trust, Inc. ........................  8,000     202,000
IRT Property Company........................................ 35,000     286,562
JDN Realty Corporation......................................  6,000      65,625
JP Realty, Inc. ............................................  9,500     152,000
Malan Realty Investors, Inc. ...............................  5,000      60,313
New Plan Excel Realty Trust................................. 24,660     303,626
Pan Pacific Retail Properties, Inc. ........................  7,000     143,062

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Schedule of Investments                                         October 31, 2000
--------------------------------------------------------------------------------

                                                             Shares Market Value
COMMON STOCKS -- continued                                   ------ ------------

Shopping Centers (REITS) -- continued
Realty Income Corporation................................... 14,000 $   322,000
Saul Centers, Inc. ......................................... 27,000     413,437
Urban Shopping Centers, Inc. ...............................  3,000     143,813
                                                                    -----------
                                                                      2,419,319
                                                                    -----------

Storage (REITS) -- 3.79%
Shurgard Storage Centers, Inc., Cl A........................  4,000      90,750
Sovran Self Storage, Inc. .................................. 14,000     264,250
Storage USA, Inc. ..........................................  5,600     156,450
                                                                    -----------
                                                                        511,450
                                                                    -----------

Total Investments -- 95.79%
(Cost $14,780,021**)........................................         12,927,335
Cash and Other Assets Net of Liabilities--4.21%.............            568,275
                                                                    -----------
NET ASSETS -- 100.00%.......................................        $13,495,610
                                                                    ===========

 * Non-income producing security
** Cost for Federal income tax purposes is $14,780,021 and net unrealized de-preciation consists of:

         Gross unrealized appreciation................    471,263
         Gross unrealized depreciation................ (2,323,949)
                                                       ----------
         Net unrealized depreciation.................. (1,852,686)
                                                       ==========

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Statement of Assets and Liabilities                             October 31, 2000
--------------------------------------------------------------------------------


ASSETS
 Investments in securities at value (cost $14,780,021) (Note 1)... $12,927,335
 Cash.............................................................     409,961
 Receivables:
  Dividends and interest..........................................     101,995
  Capital stock sold..............................................     180,902
 Deferred organization costs (Note 1).............................      54,745
                                                                   -----------
    TOTAL ASSETS..................................................  13,674,938
                                                                   -----------
LIABILITIES
 Payables:
  Capital stock redeemed..........................................       2,518
  Distributions to shareholders...................................         760
 Accrued expenses.................................................      50,240
 Accrued distribution expense (Note 3)............................       4,827
 Due to Advisor...................................................     120,983
                                                                   -----------
    TOTAL LIABILITIES.............................................     179,328
                                                                   -----------
NET ASSETS........................................................ $13,495,610
                                                                   ===========
Class A Shares
 Net assets applicable to 1,476,401 outstanding $0.001 par value shares
  (500,000,000 authorized shares)................................. $10,935,680
                                                                   ===========
 Net asset value and redemption price per Class A Share
  ($10,935,680 / 1,476,401 shares)................................ $      7.41
                                                                   ===========
 Offering price per share ($7.41 / 0.9475)........................ $      7.82
                                                                   ===========
Class B Shares
 Net assets applicable to 340,102 outstanding $0.001 par value shares
  (500,000,000 authorized shares)................................. $ 2,559,930
                                                                   ===========
 Net asset value and offering price per Class B Share ($2,559,930
  / 340,102 shares)............................................... $      7.53
                                                                   ===========
 Redemption price per share ($7.53 x 0.9425)...................... $      7.09
                                                                   ===========
SOURCE OF NET ASSETS
 At October 31, 2000, net assets consisted of:
  Paid-in capital................................................. $16,111,143
  Accumulated net realized loss on investments....................    (762,847)
  Net unrealized depreciation on investments......................  (1,852,686)
                                                                   -----------
    NET ASSETS.................................................... $13,495,610
                                                                   ===========

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Statement of Operations                      For the Year Ended October 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends............................................................ $ 931,693
 Interest.............................................................    11,805
                                                                       ---------
  TOTAL INVESTMENT INCOME.............................................   943,498
                                                                       ---------
EXPENSES
 Investment advisory fees (Note 3)....................................   115,841
 Transfer agent fees..................................................    98,947
 Administration fees..................................................    66,973
 Distribution fees -- Class A (Note 3)................................    28,983
 Distribution fees -- Class B (Note 3)................................    22,813
 Accounting fees......................................................    34,964
 Registration fees....................................................     7,316
 Legal fees...........................................................       453
 Custodian fees.......................................................    14,056
 Printing expense.....................................................    10,931
 Amortization of organization costs (Note 1)..........................    24,479
 Auditing fees........................................................    10,358
 Directors' fees......................................................     6,908
 Insurance expense....................................................    15,022
 Miscellaneous expense................................................       911
                                                                       ---------
  TOTAL EXPENSES......................................................   458,955
  Expenses waived and reimbursed by Advisor (Note 3)..................  (209,218)
                                                                       ---------
  NET EXPENSES........................................................   249,737
                                                                       ---------
  NET INVESTMENT INCOME...............................................   693,761
                                                                       ---------
REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS
 Net realized loss from security transactions.........................  (703,646)
 Net change in unrealized appreciation of investments.................   708,719
                                                                       ---------
   Net realized and unrealized loss on investments....................    (1,125)
                                                                       ---------
   Net increase in net assets resulting from operations............... $ 698,834
                                                                       =========

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                  For the Year     For the Year
                                                     Ended            Ended
                                                October 31, 2000 October 31, 1999
                                                ---------------- ----------------
OPERATIONS
 Net investment income........................    $   693,761      $   662,964
 Net realized loss from security
  transactions................................       (703,646)         (59,201)
 Net change in unrealized
  appreciation/(depreciation) of investments..        708,719       (1,794,011)
                                                  -----------      -----------
  Net increase/(decrease) in net assets
   resulting from operations..................        698,834       (1,190,248)
                                                  -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net investment income:
  Class A.....................................       (576,646)        (656,695)
  Class B.....................................       (123,313)         (87,806)
                                                  -----------      -----------
  Total distributions from net investment
   income to shareholders.....................       (699,959)        (744,501)
                                                  -----------      -----------
 Return of capital:
  Class A.....................................       (283,889)        (180,173)
  Class B.....................................        (42,485)         (42,239)
                                                  -----------      -----------
  Total distributions from net return of
   capital to shareholders....................       (326,374)        (222,412)
                                                  -----------      -----------
 Total distributions to shareholders..........     (1,026,333)        (966,913)
                                                  -----------      -----------
CAPITAL SHARE TRANSACTIONS (Dollar Activity)
 Shares sold:
  Class A.....................................      4,326,530        9,272,657
  Class B.....................................      1,006,684        2,718,024
 Shares issued as reinvestment of
  distributions:
  Class A.....................................        609,497          711,072
  Class B.....................................        123,820          111,087
 Shares redeemed:
  Class A.....................................     (4,954,248)      (4,271,790)
  Class B.....................................     (1,158,804)        (473,899)
                                                  -----------      -----------
 Increase/(decrease) in net assets derived
  from capital share transactions (a).........        (46,521)       8,067,151
                                                  -----------      -----------
  Total increase/(decrease) in net assets.....       (374,020)       5,909,990
NET ASSETS
 Beginning of year............................     13,869,630        7,959,640
                                                  -----------      -----------
 End of year..................................    $13,495,610      $13,869,630
                                                  ===========      ===========
 (a) Transactions in capital stock were:
  Shares sold:
  Class A.....................................        571,898        1,096,190
  Class B.....................................        131,788          320,212
  Shares issued as reinvestment of dividends:
  Class A.....................................         87,198           85,884
  Class B.....................................         16,120           13,712
  Shares redeemed:
  Class A.....................................       (684,140)        (522,692)
  Class B.....................................       (159,793)         (59,402)
                                                  -----------      -----------
  Increase/(decrease) in shares outstanding...        (36,929)         933,904
                                                  ===========      ===========

                See accompanying notes to financial statements.

Financial Highlights
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                    Class A         Class A          Class A
                                  ------------    ------------    --------------
                                  For the Year    For the Year    For the Period
                                     Ended           Ended            Ended
                                  October 31,     October 31,      October 31,
                                      2000            1999            1998*
                                  ------------    ------------    --------------
Net Asset Value, Beginning of
 Period..........................   $  7.48         $  8.66           $10.00
                                    -------         -------           ------
Income from Investment
 Operations:
 Net investment income...........      0.45            0.49             0.20
 Net realized and unrealized
  gain/(loss) on investments.....      0.15           (1.02)           (1.38)
                                    -------         -------           ------
   Total from investment
    operations...................      0.60           (0.53)           (1.18)
                                    -------         -------           ------
Less Distributions:
 Distributions from net
  investment income..............     (0.45)          (0.53)           (0.16)
 Distributions from return of
  capital........................     (0.22)          (0.12)            0.00
                                    -------         -------           ------
   Total distributions...........     (0.67)          (0.65)           (0.16)
                                    -------         -------           ------
Net Asset Value, End of Period...   $  7.41         $  7.48           $ 8.66
                                    =======         =======           ======
Total Return.....................      8.33 %/2/      (6.38)%/2/      (11.78)%/1/
Ratios/Supplemental Data
 Net assets, end of period
  (000)..........................   $10,936         $11,225           $7,290
 Ratio of expenses to average net
  assets:
   Before expense
    reimbursement/2/ ............      3.73 %          3.35 %           6.33 %
   After expense
    reimbursement/2/ ............      1.97 %          1.97 %           1.97 %
 Ratio of net investment income
  (loss) to average net assets:
   Before expense
    reimbursement/2/ ............      4.29 %          4.17 %          (0.62)%
   After expense
    reimbursement/2/ ............      6.05 %          5.55 %           3.75 %
 Portfolio turnover..............     21.55 %          8.15 %           0.00 %

*Class A Shares commenced investment operations on January 9, 1998. /1/Calculation does not reflect sales load and is not annualized.
/2/Calculation does not reflect sales load.

                See accompanying notes to financial statements.

Financial Highlights
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                      Class B        Class B         Class B
                                    ------------   ------------   --------------
                                    For the Year   For the Year   For the Period
                                       Ended          Ended           Ended
                                    October 31,    October 31,     October 31,
                                        2000           1999           1998*
                                    ------------   ------------   --------------
Net Asset Value, Beginning of
 Period...........................     $ 7.51         $ 8.64          $9.62
                                       ------         ------          -----
Income from Investment Operations:
 Net investment income............       0.40           0.40           0.15
 Net realized and unrealized
  gain/(loss) on investments......       0.16          (0.99)         (1.00)
                                       ------         ------          -----
  Total from investment
   operations.....................       0.56          (0.59)         (0.85)
                                       ------         ------          -----
Less Distributions:
 Distributions from net investment
  income..........................      (0.40)         (0.42)         (0.13)
 Distributions from return of
  capital.........................      (0.14)         (0.12)          0.00
                                       ------         ------          -----
  Total distributions.............      (0.54)         (0.54)         (0.13)
                                       ------         ------          -----
Net Asset Value, End of Period....     $ 7.53         $ 7.51          $8.64
                                       ======         ======          =====
Total Return......................       7.72 %/2/     (7.09)%/2/     (8.84)%/1/
Ratios/Supplemental Data
 Net assets, end of period (000)..     $2,560         $2,645          $ 669
 Ratio of expenses to average net
  assets:
  Before expense
   reimbursement/2/ ..............       4.43 %         4.05 %         7.03 %
  After expense
   reimbursement/2/ ..............       2.67 %         2.67 %         2.67 %
 Ratio of net investment income
  (loss) to average net assets:
  Before expense
   reimbursement/2/ ..............       3.59 %         3.47 %        (1.32)%
  After expense
   reimbursement/2/ ..............       5.35 %         4.85 %         3.05 %
 Portfolio turnover...............      21.55 %         8.15 %         0.00 %

*Class B Shares commenced investment operations on March 6, 1998.
/1/Calculation does not reflect CDSC charges and is not annualized. /2/Calculation does not reflect CDSC charges.

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Notes to Financial Statements                                  October 31, 2000
-------------------------------------------------------------------------------

Note 1 -- Significant Accounting Policies

Spirit of America Investment Fund, Inc., (the "Fund"), is an open-end diversi-fied mutual fund registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund was incorporated under the laws of Maryland on May 15, 1997 and commenced operations on January 9, 1998. The authorized capital stock of the Fund is one billion (1,000,000,000) shares, par value of $0.001 per share. The Fund seeks growth of capital and current income by in-vesting in the equity securities of companies in the real estate industry. The Fund currently offers two classes of shares, Class A Shares and Class B Shares. Each class of shares is sold pursuant to different sales arrangements and bears different expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The poli-cies are in conformity with generally accepted accounting principles for in-vestment companies.

A. Security Valuation: The offering price and net asset value per share of Class A and the net asset value per share of Class B are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. The Fund's securities are valued at the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value.

B. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Inter-est income and expenses are accrued daily.

C. Net Asset Value Per Share: The methodology and procedures for determining net asset value are identical for each Class, but due to the specific distri-bution expenses and other costs allocable to each Class, the net asset value of each Class will vary. Class A Shares are purchased at the offering price per share, while Class B shares are purchased at the net asset value per share.

D. Organization Costs: Organization costs are being amortized on a straight-line basis over five years from commencement of operation.

E. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. There-fore, no federal income tax provision is required.

F. Use of Estimates: In preparing financial statements in conformity with gen-erally accepted accounting principles, management makes estimates and assump-tions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. The Fund will distribute the return of capital it receives from the REITs in which the Fund invests. The REITs pay distributions based on cash flow, with-out regard to depreciation and amortization. As a result, a portion of the distributions paid to the Fund and subsequently distributed to shareholders is a return of capital.

Spirit of America Investment Fund, Inc.
Notes to Financial Statements -- continued                     October 31, 2000
-------------------------------------------------------------------------------


Note 2 -- Purchases and Sales of Securities

Purchases and sales of securities, other than short-term investments, aggregated $2,545,184 and $2,954,296, respectively, for the year ended October 31, 2000.

Note 3 -- Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. ("Spirit Management"), has been retained to act as the Fund's manager and investment adviser pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Spirit Management was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays Spirit Management a fee at the annual rate of 0.97% of the Fund's average daily net assets. Spirit Management has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses so that the total operating expenses of Class A Shares and Class B Shares will not exceed 1.97% and 2.67%, respectively, of the average daily net assets of each Class. For the year ended October 31, 2000, advisory fees of $115,841 were waived by Spirit Management, and Spirit Management also reimbursed the Fund $93,377.

The Fund has adopted two plans of distribution ("Class A Plan" and "Class B Plan") pursuant to Rule 12b-1. Each Plan permits the Fund to pay SSH Securities, Inc., the Fund's principal distributor, a monthly fee from the assets of the respective Class. Under the Class A Plan, the Fund will pay fees of up to 0.30% of the average daily net assets, and under the Class B Plan, the Fund will pay a combined annual distribution and service fee of up to 1.00% of the average daily net assets. Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Funds current prospectus. For the year ended October 31, 2000, sales charges received by SSH Securities, Inc. were $11,649. Certain redemptions of Class B shares made within six years of purchase are subject to a contingent deferred sales charge ("CDSC"), in accordance with the Funds current prospectus. For the year ended October 31, 2000, CDSCs were collected in the amount of $59,302.

Certain officers and directors of the Fund are "affiliated persons" of the adviser or distributor, as that term is defined in the 1940 Act. There are no directors' fees paid to affiliated directors of the Fund. All officers serve without direct compensation from the Fund. In addition, David Lerner Associates, Inc. received brokerage commissions of $17,905 for the year ended October 31, 2000.

Note 4 -- Federal Income Taxes

At October 31, 2000, the Fund had available for federal tax purposes an unused capital loss carryforward of $762,847, of which $59,201 expires in 2007 and $703,646 expires in 2008. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.

Spirit of America Investment Fund, Inc.
Report of Independent Certified Public Accountants             October 31, 2000
-------------------------------------------------------------------------------

To the Shareholders of
Spirit of America Investment Fund
 and the Board of Trustees of
Spirit of America Investment Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Spirit of America Investment Fund, including the schedule of investments, as of October 31, 2000, and the related statements of operations, the statement of changes in net assets, and the financial highlights for each of the periods presented herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spirit of America Investment Fund as of October 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods presented herein, in conformity with generally accepted accounting principles.

                                          /s/Tait, Weller & Baker
                                          TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 28, 2000

Spirit of America Investment Fund -- Class A
Illustration of $10,000 Investment
-------------------------------------------------------------------------------

The graph below compares the increase in value of a $10,000 investment in the Spirit of America Investment Fund -- Class A with the performance of the Mor-gan Stanley REIT Index. The values and returns for Spirit of America Invest-ment Fund -- Class A include reinvested dividends, and the impact of the maxi-mum sales charge placed on purchases.

             [CHART OF SPIRIT OF AMERICA INVESTMENT FUND-CLASS A]
--------------------------------------------
Total Return for the period ending 10/31/99:
Since Inception.............(12.68%)*
1 Year......................(11.30%)
--------------------------------------------

                Label           A                  B
-----------------------------------------------------------
    Label               Spirit of America    Morgan Stanley
-----------------------------------------------------------
        1      1/9/98                9475             10000
-----------------------------------------------------------
        2     1/31/98                9428              9857
-----------------------------------------------------------
        3     4/30/98                9105              9646
-----------------------------------------------------------
        4     7/31/98                8587              9299
-----------------------------------------------------------
        5    10/31/98                8359              9811
-----------------------------------------------------------
        6     1/31/99                8115              9731
-----------------------------------------------------------
        7     4/30/99                8549             10967
-----------------------------------------------------------
        8     7/31/99                8484              9685
-----------------------------------------------------------
        9    10/31/99                7825              9772
-----------------------------------------------------------
       10     1/31/00                7658             10062
-----------------------------------------------------------
       11     4/30/00                8030             10672
-----------------------------------------------------------
       12     7/31/00                8861             10907
-----------------------------------------------------------
       13    10/31/00                8477              9525
-----------------------------------------------------------

Past performance is not indicative of future results.

* Fund commenced operations January 9, 1998.

Spirit of America Investment Fund -- Class B
Illustrations of $10,000 Investment
-------------------------------------------------------------------------------

The graph below compares the increase in value of a $10,000 investment in the Spirit of America Investment Fund -- Class B with the performance of the Morgan Stanley REIT Index. The values and returns for Spirit of America Investment Fund -- Class B include reinvested dividends, and the impact of the contingent deferred sales charge at redemption.

             [CHART OF SPIRIT OF AMERICA INVESTMENT FUND--CLASS B]

Total Return for the period ending 10/31/99:
Since Inception...............(23.21%)*
1 Year........................(12.43%)

                Label           A                 B
----------------------------------------------------------
  Label                 Spirit of America   Morgan Stanley
----------------------------------------------------------
      1         1/9/98              10000            10000
----------------------------------------------------------
      2        1/31/98               9950             9857
----------------------------------------------------------
      3         3/6/98               9620            10051
----------------------------------------------------------
      4        3/31/98              10020            10237
----------------------------------------------------------
      5        4/30/98               9600             9646
----------------------------------------------------------
      6        7/31/98               9042             9299
----------------------------------------------------------
      7       10/31/98               8769             9811
----------------------------------------------------------
      8        1/31/99               8500             9731
----------------------------------------------------------
      9        4/30/99               8942            10967
----------------------------------------------------------
     10        7/31/99               8852             9685
----------------------------------------------------------
     11       10/31/99               8757             9772
----------------------------------------------------------
     12        1/31/00               7967            10062
----------------------------------------------------------
     13        4/30/00               8343            10672
----------------------------------------------------------
     14        7/31/00               9188            10907
----------------------------------------------------------
     15       10/31/00               8272             9525
----------------------------------------------------------

             Past performance is not indicative of future results.

* Effective March 6, 1998, the Fund began offering Class B shares. For periods prior to March 6, 1998, total return reflects the Class A performance, excluding the Fund's Class A maximum initial sales charge, but including the effect of Class A expenses, including Rule 12b-1 fees. For periods after March 6, 1998, figures reflect actual Class B performance including the deduction of all charges and fees applicable only to that class. Since March 6, 1998 (commencement of sales), the cumulative total return of Class B shares was (14.51%).

Investment Adviser

Spirit of America Management, Inc.
477 Jericho Turnpike
Syosset, NY 11791

Distributor

SSH Securities, Inc.
477 Jericho Turnpike
Syosset, NY 11791

Shareholder Services

PFPC, Inc.
211 South Gulph Road
King of Prussia, PA 19406

Custodian

The Bank of New York
48 Wall Street
New York, NY 10286

Auditors

Tait Weller & Baker
8 Penn Center Plaza, Suite 800
Philadelphia, PA 19103

                        For Additional Information about
                    Spirit of America Investment Fund, Inc.
                     Call (800) 452-4892 or (610) 239-4600

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other informa-tion.




            [LOGO OF SPIRIT OF AMERICA INVESTMENT FUND APPEARS HERE]


                                 Annual Report
                                October 31, 2000